UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-6500

Name of Fund: MuniYield New York Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniYield
        New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

MuniYield New York Insured Fund, Inc.

Schedule of Investments as of January 31, 2005                    (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                         Face
                         Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 132.7%
-----------------------------------------------------------------------------------------------------------------------------------
                         $23,790    Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT, 6%
                                    due 12/15/2023 (c)                                                                     $ 26,141
                         ----------------------------------------------------------------------------------------------------------
                           8,200    Buffalo and Fort Erie, New York, Public Bridge Authority, Toll Bridge System Revenue
                                    Bonds, 5.75% due 1/01/2025 (d)                                                            8,301
                         ----------------------------------------------------------------------------------------------------------
                                    Buffalo, New York, School, GO, Series D (b):
                           1,250        5.50% due 12/15/2014                                                                  1,416
                           1,500        5.50% due 12/15/2016                                                                  1,705
                         ----------------------------------------------------------------------------------------------------------
                           4,300    Buffalo, New York, Sewer Authority, Revenue Refunding Bonds, Series F, 6%
                                    due 7/01/2013 (b)                                                                         5,112
                         ----------------------------------------------------------------------------------------------------------
                           1,700    Dutchess County, New York, Resource Recovery Agency Revenue Bonds (Solid Waste
                                    System-Forward), Series A, 5.40% due 1/01/2013 (d)                                        1,905
                         ----------------------------------------------------------------------------------------------------------
                                    Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project)
                                    (c):
                           1,900        5.75% due 5/01/2020                                                                   2,178
                           5,250        5.75% due 5/01/2024                                                                   5,874
                         ----------------------------------------------------------------------------------------------------------
                                    Huntington, New York, GO, Refunding (a):
                             485        5.50% due 4/15/2011                                                                     549
                             460        5.50% due 4/15/2012                                                                     528
                             455        5.50% due 4/15/2013                                                                     523
                             450        5.50% due 4/15/2014                                                                     520
                             450        5.50% due 4/15/2015                                                                     523
                         ----------------------------------------------------------------------------------------------------------
                           1,675    Ilion, New York, Central School District, GO, Series B, 5.50% due 6/15/2010 (b)(e)        1,899
                         ----------------------------------------------------------------------------------------------------------
                                    Long Island Power Authority, New York, Electric System Revenue Bonds, Series A (a):
                           7,000        5% due 9/01/2029                                                                      7,342
                           5,000        5% due 9/01/2034                                                                      5,228
                         ----------------------------------------------------------------------------------------------------------
                           2,000    Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds,
                                    Series A, 5.75% due 1/01/2008 (d)(e)                                                      2,207
                         ----------------------------------------------------------------------------------------------------------
                          10,000    Metropolitan Transportation Authority, New York, Commuter Facilities, Revenue
                                    Refunding Bonds, Series B, 4.875% due 7/01/2018 (b)(h)                                   10,599
                         ----------------------------------------------------------------------------------------------------------
                                    Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                                    Series A:
                           7,280        5% due 11/15/2031 (b)                                                                 7,546
                           1,015        5% due 11/15/2032 (c)                                                                 1,056
                         ----------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniYield New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT           Alternative Minimum Tax (subject to)
COP           Certificates of Participation
DRIVERS       Derivative Inverse Tax-Exempt Receipts
GO            General Obligation Bonds
HFA           Housing Finance Agency
IDA           Industrial Development Authority
IDR           Industrial Development Revenue Bonds
RIB           Residual Interest Bonds
VRDN          Variable Rate Demand Notes

MuniYield New York Insured Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                         Face
                         Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
New York (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                    Refunding Bonds, Series A:
                         $ 7,500        5.50% due 11/15/2026 (c)                                                           $  8,467
                          10,000        5% due 11/15/2030 (d)                                                                10,418
                         ----------------------------------------------------------------------------------------------------------
                                    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds:
                          28,900        RIB, Series 724X, 9.41% due 11/15/2032 (c)(f)                                        37,861
                           2,500        Series A, 5.50% due 11/15/2018 (a)                                                    2,833
                           1,740        Series A, 5.125% due 11/15/2022 (b)                                                   1,897
                           2,500        Series A, 5.25% due 11/15/2031 (b)                                                    2,684
                           1,500        Series B, 5% due 11/15/2028 (d)                                                       1,576
                         ----------------------------------------------------------------------------------------------------------
                           2,000    Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding
                                    Bonds, Series A, 5% due 7/01/2025 (b)                                                     2,133
                         ----------------------------------------------------------------------------------------------------------
                                    Metropolitan Transportation Authority, New York, Transit Facilities Revenue Refunding
                                    Bonds, Series C (c)(e):
                           2,885        5.125% due 1/01/2012                                                                  3,220
                           1,640        5.125% due 7/01/2012                                                                  1,838
                         ----------------------------------------------------------------------------------------------------------
                           2,500    Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                    Series A, 5% due 11/15/2032 (b)                                                           2,612
                         ----------------------------------------------------------------------------------------------------------
                                    Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                                    Bonds, Series F (d):
                           6,235        5.25% due 11/15/2027                                                                  6,784
                           5,000        5% due 11/15/2031                                                                     5,206
                         ----------------------------------------------------------------------------------------------------------
                                    Monroe County, New York, IDA, Revenue Bonds (Southview Towers Project), AMT:
                           1,400        6.125% due 2/01/2020                                                                  1,549
                           1,125        6.25% due 2/01/2031                                                                   1,238
                         ----------------------------------------------------------------------------------------------------------
                           1,410    Montgomery County, New York, IDA, Lease Revenue Bonds (Hamilton Fulton Montgomery
                                    Board of Cooperative Educational Services Project), Series A, 5% due 7/01/2034 (l)        1,468
                         ----------------------------------------------------------------------------------------------------------
                          12,130    Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                                    due 8/01/2009 (c)(e)(m)                                                                  13,858
                         ----------------------------------------------------------------------------------------------------------
                             455    New York City, New York, City Health and Hospital Corporation, Health System Revenue
                                    Bonds, Series A, 5.375% due 2/15/2026                                                       475
                         ----------------------------------------------------------------------------------------------------------
                           3,000    New York City, New York, City Health and Hospital Corporation, Health System Revenue
                                    Refunding Bonds, Series A, 5.25% due 2/15/2012 (a)                                        3,344
                         ----------------------------------------------------------------------------------------------------------
                           1,275    New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                                    (Nightingale-Bamford School), 5.25% due 1/15/2018 (a)                                     1,413
                         ----------------------------------------------------------------------------------------------------------
                          13,175    New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6%
                                    due 11/01/2015 (c)                                                                       13,741
                         ----------------------------------------------------------------------------------------------------------
                           7,970    New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal Charter-New
                                    York Presbyterian), 5.75% due 12/15/2029 (c)                                              9,202
                         ----------------------------------------------------------------------------------------------------------
                          14,970    New York City, New York, City IDA, Special Facilities Revenue Bonds (Terminal One
                                    Group), AMT, 6.125% due 1/01/2024 (d)                                                    15,186
                         ----------------------------------------------------------------------------------------------------------

MuniYield New York Insured Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                         Face
                         Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
New York (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                         $   500    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                    System Crossover, Revenue Refunding Bonds, Series F, 5% due 6/15/2029 (c)              $    518
                         ----------------------------------------------------------------------------------------------------------
                                    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                    System Revenue Bonds:
                          12,500        RIB, Series 726X, 9.41% due 6/15/2027 (d)(f)                                         15,978
                           2,850        Series A, 5.75% due 6/15/2031 (b)                                                     3,167
                           4,085        Series B, 5.75% due 6/15/2006 (d)(e)                                                  4,314
                          17,200        Series B, 5.75% due 6/15/2007 (d)(e)                                                 18,681
                           3,500        VRDN, Series C, 1.90% due 6/15/2022 (b)(g)                                            3,500
                         ----------------------------------------------------------------------------------------------------------
                                    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                    System Revenue Refunding Bonds:
                           5,000        5.50% due 6/15/2033 (d)                                                               5,501
                           2,250        Series A, 5.375% due 6/15/2026 (c)                                                    2,345
                           1,250        Series A, 5.125% due 6/15/2034 (d)                                                    1,309
                           7,015        Series B, 5.75% due 6/15/2026 (d)                                                     7,407
                           3,500        VRDN, Series A, 1.82% due 6/15/2025 (b)(g)                                            3,500
                           4,500        VRDN, Series G, 1.82% due 6/15/2024 (b)(g)                                            4,500
                         ----------------------------------------------------------------------------------------------------------
                           1,020    New York City, New York, City Transit Authority, Metropolitan Transportation
                                    Authority, Tribourough, COP, Series A, 5.625% due 1/01/2012 (a)                           1,148
                         ----------------------------------------------------------------------------------------------------------
                                    New York City, New York, City Transitional Finance Authority Revenue Bonds, Future
                                    Tax Secured:
                           6,805        Series B, 6.25% due 5/15/2010 (b)(e)                                                  7,959
                             800        Series B, 6.25% due 5/15/2010 (e)                                                       936
                           3,160        Series C, 5.50% due 5/01/2025                                                         3,446
                          16,195        Series C, 5% due 2/01/2033 (b)                                                       16,911
                           8,020        Series E, 5.25% due 2/01/2017 (b)                                                     8,920
                           2,500        Series E, 5.25% due 2/01/2022 (d)                                                     2,762
                         ----------------------------------------------------------------------------------------------------------
                                    New York City, New York, City Transitional Finance Authority, Revenue Refunding
                                    Bonds:
                           3,000        Future Tax Secured, Series D, 5.25% due 2/01/2021 (d)                                 3,309
                           1,000        Series A, 5% due 11/15/2026 (b)                                                       1,053
                         ----------------------------------------------------------------------------------------------------------
                                    New York City, New York, GO:
                          11,043        RIB, Series 725X, 9.41% due 3/15/2027 (c)(f)                                         14,210
                           3,000        Series A, 5.75% due 5/15/2024 (b)                                                     3,380
                           2,500        Series B, 5.75% due 8/01/2013 (d)                                                     2,845
                           3,750        Series D, 5.25% due 10/15/2023                                                        4,029
                           5,450        Series D, 5% due 11/01/2034                                                           5,624
                           8,000        Series J, 5% due 5/15/2023                                                            8,443
                           2,295        Sub-Series C-1, 4.75% due 8/15/2025                                                   2,337
                           1,150        Sub-Series C-1, 5.25% due 8/15/2026                                                   1,237
                         ----------------------------------------------------------------------------------------------------------

MuniYield New York Insured Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                         Face
                         Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
New York (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                    New York City, New York, GO, Refunding:
                         $   895        Series A, 6.375% due 5/15/2010 (b)(e)                                              $  1,052
                             105        Series A, 6.375% due 5/15/2013 (b)(e)                                                   122
                              70        Series B, 7% due 2/01/2018 (a)                                                           70
                           2,285        Series G, 5.75% due 2/01/2006 (e)                                                     2,398
                           1,365        Series G, 5.75% due 2/01/2020                                                         1,425
                           3,000        Series G, 5% due 12/01/2020                                                           3,202
                           2,300        Series G, 5% due 12/01/2033                                                           2,374
                         ----------------------------------------------------------------------------------------------------------
                                    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                    Series A (a):
                          13,000        5.25% due 10/15/2027                                                                 14,197
                          15,550        5% due 10/15/2032                                                                    16,367
                             750        4.50% due 10/15/2033                                                                    751
                         ----------------------------------------------------------------------------------------------------------
                                    New York City, New York, Trust for Cultural Resources Revenue Refunding Bonds
                                    (American Museum of Natural History), Series A (d):
                           4,250      5% due 7/01/2036                                                                        4,465
                           6,250      5% due 7/01/2044                                                                        6,471
                         ----------------------------------------------------------------------------------------------------------
                           2,345    New York State Dormitory Authority, Hospital Revenue Refunding Bonds (The New
                                    York-Presbyterian Hospital), Series A, 5.25% due 8/15/2019 (c)                            2,607
                         ----------------------------------------------------------------------------------------------------------
                           1,230    New York State Dormitory Authority, Mental Health Facilities Revenue Bonds, Series B,
                                    5.25% due 2/15/2017 (d)                                                                   1,375
                         ----------------------------------------------------------------------------------------------------------
                                    New York State Dormitory Authority Revenue Bonds, Series A:
                           3,935        (Eger Health Care and Rehabilitation Center), 6.10% due 8/01/2037 (i)                 4,494
                           1,500        (Long Island University), Series B, 5.25% due 9/01/2028 (k)                           1,589
                           1,840        (Mental Health Services Facilities Improvement), Series B, 5.25% due 2/15/2023        1,998
                           2,000        (New School for Social Research), 5.75% due 7/01/2026 (d)                             2,178
                           1,180        (New York State Rehabilitation Association), Series A, 5.25% due 7/01/2019 (j)        1,296
                           1,000        (New York State Rehabilitation Association), Series A, 5.125% due 7/01/2023 (j)       1,073
                           6,900        (School Districts Financing Program), Series E, 5.75% due 10/01/2030 (d)              7,951
                           1,000        Series B, 6.50% due 2/15/2011 (d)(h)                                                  1,187
                           3,560        (State University Adult Facilities), Series B, 5.75% due 5/15/2010 (c)(e)             4,077
                             710        (Upstate Community Colleges), Series A, 6% due 7/01/2015 (c)                            819
                           1,070        (Upstate Community Colleges), Series A, 6% due 7/01/2016 (c)                          1,234
                         ----------------------------------------------------------------------------------------------------------
                                    New York State Dormitory Authority, Revenue Refunding Bonds:
                           1,000        (City University System), Consolidated, Series 1, 5.625% due 1/01/2008 (c)(e)         1,105
                           4,400        (City University System), Series C, 7.50% due 7/01/2010 (b)                           5,001
                           4,255        (Mental Health Services Facilities Improvement), Series A, 5.75%
                                        due 2/15/2007 (d)(e)                                                                  4,621
                             150        (Mental Health Services Facilities Improvement), Series A, 5.75% due 2/15/2027 (d)      162
                           1,370        (School District Financing Program), Series I, 5.75% due 10/01/2018 (d)               1,581
                           6,000        (Siena College), 5.75% due 7/01/2026 (d)                                              6,535
                         ----------------------------------------------------------------------------------------------------------

MuniYield New York Insured Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                         Face
                         Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
New York (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                    New York State Dormitory Authority, State Personal Income Tax Education Revenue
                                    Bonds, Series A (d):
                         $ 1,600        5% due 3/15/2032                                                                   $  1,667
                           1,500        4.50% due 3/15/2034                                                                   1,500
                         ----------------------------------------------------------------------------------------------------------
                          12,750    New York State Energy Research and Development Authority, Facilities Revenue
                                    Refunding Bonds (Consolidated Edison Co. of New York), Series A, 6.10%
                                    due 8/15/2020 (a)                                                                        13,205
                         ----------------------------------------------------------------------------------------------------------
                           4,555    New York State Energy Research and Development Authority, Gas Facilities Revenue
                                    Bonds (Brooklyn Union Gas Company), AMT, Series B, 6.75% due 2/01/2024 (d)                4,615
                         ----------------------------------------------------------------------------------------------------------
                           3,500    New York State Environmental Facilities Corporation, Special Obligation Revenue
                                    Refunding Bonds (Riverbank State Park), 6.25% due 4/01/2012 (a)                           4,150
                         ----------------------------------------------------------------------------------------------------------
                           2,405    New York State, HFA, Revenue Refunding Bonds (Housing Mortgage Project), Series A,
                                    6.10% due 11/01/2015 (c)                                                                  2,523
                         ----------------------------------------------------------------------------------------------------------
                             800    New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds
                                    (Economic Development and Housing), Series A, 5% due 9/15/2023 (d)                          857
                         ----------------------------------------------------------------------------------------------------------
                           5,375    New York State Medical Care Facilities Finance Agency Revenue Bonds (Health Center
                                    Project-Second Mortgage), Series A, 6.375% due 11/15/2019 (a)                             5,642
                         ----------------------------------------------------------------------------------------------------------
                           2,000    New York State Medical Care Facilities Finance Agency, Revenue Refunding Bonds
                                    (Hospital & Nursing Homes), Series B, 6.25% due 2/15/2025 (i)                             2,079
                         ----------------------------------------------------------------------------------------------------------
                           9,590    New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                    Series 67, 5.80% due 10/01/2028 (d)                                                       9,949
                         ----------------------------------------------------------------------------------------------------------
                           2,850    New York State Mortgage Agency Revenue Bonds, DRIVERS, AMT, Series 295, 9.595%
                                    due 4/01/2030 (d)(f)                                                                      3,211
                         ----------------------------------------------------------------------------------------------------------
                                    New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                                    Series C:
                           3,470        5.25% due 6/01/2019                                                                   3,793
                           3,920        5.25% due 6/01/2020                                                                   4,276
                           2,250        5.25% due 6/01/2021                                                                   2,448
                         ----------------------------------------------------------------------------------------------------------
                           2,820    New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                                    Series A, 6.25% due 4/01/2011 (c)                                                         3,274
                         ----------------------------------------------------------------------------------------------------------
                           2,000    New York State Thruway Authority, Local Highway and Bridge Service Contract Revenue
                                    Bonds, Series A-2, 5.375% due 4/01/2008 (d)(e)                                            2,189
                         ----------------------------------------------------------------------------------------------------------
                                    New York State Thruway Authority, Local Highway and Bridge Service Contract, Revenue
                                    Refunding Bonds (d):
                           2,170        6% due 4/01/2007 (e)                                                                  2,376
                           1,330        6% due 4/01/2011                                                                      1,453
                           2,075        6% due 4/01/2012                                                                      2,267
                         ----------------------------------------------------------------------------------------------------------
                           3,045    New York State Thruway Authority, Second General Highway and Bridge Trust Fund
                                    Revenue Bonds, Series A, 5.25% due 4/01/2023 (d)                                          3,355
                         ----------------------------------------------------------------------------------------------------------
                           3,000    New York State Thruway Authority, Service Contract Revenue Bonds (Local Highway and
                                    Bridges Project), 5.75% due 4/01/2010 (a)(e)                                              3,432
                         ----------------------------------------------------------------------------------------------------------
                           1,525    New York State Thruway, Transportation Authority, State Personal Income Tax Revenue
                                    Bonds, Series A, 5% due 3/15/2020 (d)                                                     1,652
                         ----------------------------------------------------------------------------------------------------------

MuniYield New York Insured Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                         Face
                         Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
New York (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                         $ 4,750    New York State Urban Development Corporation, Personal Income Tax Revenue Bonds,
                                    Series C-1, 5% due 3/15/2013 (d)(e)                                                    $  5,293
                         ----------------------------------------------------------------------------------------------------------
                           3,190    New York State Urban Development Corporation, Revenue Refunding Bonds (Correctional
                                    Capital Facilities), Series A, 6.50% due 1/01/2011 (c)                                    3,761
                         ----------------------------------------------------------------------------------------------------------
                                    Niagara County, New York, IDA, Solid Waste Disposal Revenue Refunding Bonds, AMT:
                           8,000        Series A, 5.45% due 11/15/2026                                                        8,687
                           2,000        Series C, 5.625% due 11/15/2024                                                       2,152
                         ----------------------------------------------------------------------------------------------------------
                           1,000    Niagara Falls, New York, GO (Water Treatment Plant), AMT, 7.25% due 11/01/2010 (d)        1,199
                         ----------------------------------------------------------------------------------------------------------
                           1,100    Niagara Falls, New York, Public Water Authority, Water and Sewer System Revenue
                                    Bonds, Series A, 5.50% due 7/15/2026 (d)                                                  1,143
                         ----------------------------------------------------------------------------------------------------------
                           2,705    Niagara, New York, Frontier Authority, Airport Revenue Bonds (Buffalo Niagara
                                    International Airport), Series B, 5.50% due 4/01/2019 (d)                                 2,996
                         ----------------------------------------------------------------------------------------------------------
                           1,260    North Country, New York, Development Authority, Solid Waste Management System Revenue
                                    Refunding Bonds, 6% due 5/15/2015 (c)                                                     1,469
                         ----------------------------------------------------------------------------------------------------------
                                    North Hempstead, New York, GO, Refunding, Series B (b):
                           1,745        6.40% due 4/01/2013                                                                   2,118
                             555        6.40% due 4/01/2017                                                                     695
                         ----------------------------------------------------------------------------------------------------------
                           1,665    Oneida County, New York, IDA, Civic Facilities Revenue Bonds (Mohawk Valley),
                                    Series A, 5.20% due 2/01/2013 (c)                                                         1,801
                         ----------------------------------------------------------------------------------------------------------
                           2,500    Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 137
                                    Series, 5.125% due 7/15/2030 (c)                                                          2,625
                         ----------------------------------------------------------------------------------------------------------
                           4,000    Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT,
                                    119th Series, 5.50% due 9/15/2016 (b)                                                     4,187
                         ----------------------------------------------------------------------------------------------------------
                           4,075    Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT,
                                    Class R, Series 10, 9.603% due 1/15/2017 (c)(f)                                           4,582
                         ----------------------------------------------------------------------------------------------------------
                           7,500    Port Authority of New York and New Jersey, Revenue Refunding Bonds, DRIVERS, AMT,
                                    Series 177, 9.84% due 10/15/2032 (d)(f)                                                   8,811
                         ----------------------------------------------------------------------------------------------------------
                                    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, AMT (d):
                           1,750        DRIVERS, Series 192, 9.35% due 12/01/2025 (f)                                         1,989
                           5,080        DRIVERS, Series 278, 9.339% due 12/01/2022 (f)                                        5,959
                          14,750        (JFK International Air Terminal), Series 6, 6.25% due 12/01/2010                     16,731
                           7,175        (JFK International Air Terminal LLC), Series 6, 6.25% due 12/01/2011                  8,218
                           4,425        (Special Project-JFK International Air Terminal), Series 6, 6.25% due 12/01/2013      5,133
                           7,380        (Special Project-JFK International Air Terminal), Series 6, 6.25% due 12/01/2014      8,622
                         ----------------------------------------------------------------------------------------------------------
                           1,255    Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Polytech Institute),
                                    Series B, 5.50% due 8/01/2022 (a)                                                         1,390
                         ----------------------------------------------------------------------------------------------------------
                           4,625    Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), 5.25% due 6/01/2027          4,784
                         ----------------------------------------------------------------------------------------------------------

MuniYield New York Insured Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                         Face
                         Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
New York (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                                    (Ogden Martin System Hunting Project), AMT (a):
                         $ 8,530        6% due 10/01/2010                                                                  $  9,730
                           9,170        6.15% due 10/01/2011                                                                 10,639
                           6,470        6.25% due 10/01/2012                                                                  7,614
                         ----------------------------------------------------------------------------------------------------------
                                    Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                           5,000        Series A-1, 5.25% due 6/01/2020 (a)                                                   5,472
                           5,000        Series A-1, 5.25% due 6/01/2021 (a)                                                   5,435
                           2,000        Series A-1, 5.25% due 6/01/2022 (a)                                                   2,165
                           2,000        Series C-1, 5.50% due 6/01/2021                                                       2,211
                           1,900        Series C-1, 5.50% due 6/01/2022                                                       2,087
                         ----------------------------------------------------------------------------------------------------------
                                    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                                    Bonds (d):
                           2,500        Series A, 5% due 1/01/2032                                                            2,592
                           2,305        Series Y, 6% due 1/01/2012 (h)                                                        2,657
                         ----------------------------------------------------------------------------------------------------------
                                    Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds (d):
                           7,000        5.25% due 11/15/2023                                                                  7,735
                          19,675        5% due 11/15/2032                                                                    20,471
                           1,500        Series B, 5% due 11/15/2032                                                           1,561
                         ----------------------------------------------------------------------------------------------------------
                                    Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds:
                           2,465        5% due 11/15/2028 (a)                                                                 2,590
                           6,000        Series A, 5.25% due 11/15/2030 (d)                                                    6,459
                         ----------------------------------------------------------------------------------------------------------
                           2,500    United Nations Development Corporation, New York, Revenue Refunding Bonds, Senior
                                    Lien, Series A, 5.25% due 7/01/2020                                                       2,634
                         ----------------------------------------------------------------------------------------------------------
                           1,680    Warren & Washington Counties, New York, IDA, Civic Facility Revenue Bonds (Glens
                                    Falls Hospital Project), Series A, 5% due 12/01/2035 (c)                                  1,748
                         ----------------------------------------------------------------------------------------------------------
                           2,010    Yonkers, New York, GO, Series A, 5.75% due 10/01/2017 (b)                                 2,294
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
                                    A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                                    Series C (d):
                           2,240        5.25% due 10/01/2021                                                                  2,415
                           2,050        5.25% due 10/01/2022                                                                  2,210
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 8.7%
-----------------------------------------------------------------------------------------------------------------------------------
                           2,500    Puerto Rico Commonwealth, GO, Refunding, Series A, 5% due 7/01/2031 (c)                  2,753
                         ----------------------------------------------------------------------------------------------------------
                                    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                    Bonds:
                           1,900        5.25% due 7/01/2018 (b)                                                               2,130
                           2,265        Series G, 5.25% due 7/01/2019 (b)                                                     2,536
                           1,000        Series G, 5.25% due 7/01/2021 (b)                                                     1,116
                           1,250        Trust Receipts, Class R, Series B, 9.603% due 7/01/2035 (d)(f)                        1,600
                         ----------------------------------------------------------------------------------------------------------

MuniYield New York Insured Fund, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                         Face
                         Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
                         $ 8,495    Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                    Revenue Refunding Bonds, Series D, 5.75% due 7/01/2041                                 $  9,635
                         ----------------------------------------------------------------------------------------------------------
                                    Puerto Rico Commonwealth, Public Improvement, GO, Series A:
                           4,605        5.25% due 7/01/2019                                                                   5,030
                           7,480        5.25% due 7/01/2020                                                                   8,153
                         ----------------------------------------------------------------------------------------------------------
                           4,750    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%
                                    due 7/01/2029                                                                             4,986
                         ----------------------------------------------------------------------------------------------------------
                           3,000    Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                    Bonds, Series J, 5% due 7/01/2036 (a)                                                     3,304
                         ----------------------------------------------------------------------------------------------------------
                                    Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                    Series E:
                           2,300        5.50% due 2/01/2012 (e)                                                               2,607
                             700        5.50% due 8/01/2029                                                                     749
                         ----------------------------------------------------------------------------------------------------------
                           6,100    Puerto Rico Public Finance Corporation Revenue Bonds, DRIVERS, Series 272, 9.229%
                                    due 8/01/2030 (f)                                                                         6,884
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $782,951+) - 142.2%                                           839,661

                                    Other Assets Less Liabilities - 1.7%                                                      9,700

                                    Preferred Stock, at Redemption Value - (43.9%)                                         (259,040)
                                                                                                                           --------
                                    Net Assets Applicable to Common Stock - 100.0%                                         $590,321
                                                                                                                           ========

+ The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                 (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost                                                  $ 783,233
                                                                      =========
      Gross unrealized appreciation $                                    56,469
      Gross unrealized depreciation                                         (41)
                                                                      ---------
      Net unrealized appreciation                                     $  56,428
                                                                      =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Prerefunded.
(f) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(g) Security has a maturity of more than one year, but has a variable rate and demand features, which qualify it as short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(h)   Escrowed to maturity.
(i)   FHA Insured.
(j)   CIFG Insured.
(k)   Radian Insured.
(l)   XL Capital Insured.
(m) All or a portion of security held as collateral in connection with open future contracts.

MuniYield New York Insured Fund, Inc.

Schedule of Investments as of January 31, 2005 (concluded)

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                         Net            Dividend
            Affiliate                                  Activity          Income
      --------------------------------------------------------------------------
      CMA New York Municipal
       Money Fund                                        (52)             $ 4
      --------------------------------------------------------------------------

      Forward interest rate swaps outstanding as of January 31, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                     Unrealized
                                                  Notional Amount   Depreciation
      --------------------------------------------------------------------------
      Receive a variable rate equal to the
      change in 7-Day Bond Market Association
      Municipal Swap Index Rate and pay a fixed rate equal to 3.652%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2015                                  $83,000       $  (964)
      --------------------------------------------------------------------------

      Financial futures contracts sold as of January 31, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Number of                      Expiration        Face           Unrealized
      Contracts   Issue              Date              Value        Depreciation
      --------------------------------------------------------------------------
         405      10-Year U.S.       March
                  Treasury Notes      2005             $45,871         $  (403)
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield New York Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    President
    MuniYield New York Insured Fund, Inc.

Date: March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    President
    MuniYield New York Insured Fund, Inc.

Date: March 21, 2005


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke,
    Chief Financial Officer
    MuniYield New York Insured Fund, Inc.

Date: March 21, 2005